Shareholders' Equity (Details 1) - shares	Jun. 30, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,420,490	2,816,470
Kings Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	500,000	500,000
Bao Li Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	650,000	650,000
Oriental VIP Room [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	0	1,250,000
Incentive Plans Shares [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	270,490	416,470